Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2012-1 MONTHLY SERVICER CERTIFICATE For the collection period ended 8-29-2015	PAGE 1

A. DATES				Begin	End	# days
1	Determination Date				9/17/2015
2	Payment Date				9/21/2015
3	Collection Period			8/2/2015	8/29/2015	28
4	Monthly Interest Period - Actual/360			8/20/2015	9/20/2015	32
5	Monthly Interest - 30/360					30

B. SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	244,000,000.00	—	—	—	—
7	Class A-2 Notes	385,000,000.00	—	—	—	—
8	Class A-3 Notes	490,000,000.00	—	—	—	—
9	Class A-4 Notes	131,000,000.00	117,482,715.63	12,298,050.25	105,184,665.38	0.8029364

10	Total Securities	$1,250,000,000.00	$117,482,715.63	$12,298,050.25	$105,184,665.38

11	Overcollateralization	38,659,864.85	38,659,864.85		38,659,864.85

12	Adjusted Pool Balance	$1,288,659,864.85	$156,142,580.48	$12,298,050.25	$143,844,530.23

13	YSOC	62,838,901.04	5,228,137.63		4,666,247.32

14	Net Pool Balance	$1,351,498,765.89	$161,370,718.11	$12,298,050.25	$148,510,777.55

				Per $1000	Principal& Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	0.43878%	—	—	—	—
16	Class A-2 Notes	0.61000%	—	—	—	—
17	Class A-3 Notes	0.85000%	—	—	—	—
18	Class A-4 Notes	1.15000%	112,587.60	0.8594473	12,410,637.85	94.7376935

	Total Securities		112,587.60		12,410,637.85

C. COLLECTIONS AND AVAILABLE FUNDS
19	Scheduled Principal Payments Received					8,398,171.39
20	Scheduled Interest Payments Received					372,567.47
21	Prepayments of Principal Received					385,749.33
22	Liquidation Proceeds					3,939,453.95
23	Recoveries Received					59,379.86
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections					13,155,322.00

26	Repurchased Receivables					—
27	Reserve Account Excess Amount (Item 88)					518.26

28	Total Available Funds, prior to Servicer Advances					13,155,840.26

29	Servicer Advance (Item 71)					—

30	Total Available Funds + Servicer Advance					13,155,840.26

31	Reserve Account Draw Amount (Item 74)					—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					13,155,840.26

D. DISTRIBUTIONS
	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)					—
34	Servicing Fees (Item 41)					134,475.60
35	Class A Noteholder Interest (Item 50)					112,587.60
36	Principal Distribution Amount (Item 75)					12,298,050.25
37	Amount Paid to Reserve Account to Reach Specified Balance					—
38	Other Amounts Paid to Trustees					—
39	Certificateholders Principal Distribution Amount					—

40	Remaining Funds to Seller					610,726.81

	Distribution Detail:	Due	Shortfall	Paid
41	Servicing Fees	134,475.60	—	134,475.60

	Pro rata:
42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	—	—	—
44	Class A-3 Interest	—	—	—
45	Class A-4 Interest	112,587.60	—	112,587.60
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	112,587.60	—	112,587.60

E. CALCULATIONS
	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			156,142,580.48
52	Beginning Net Pool Balance		161,370,718.11
53	Receipts of Scheduled Principal		(8,398,171.39)
54	Receipts of Prepaid Principal		(385,749.33)
55	Liquidation Proceeds		(3,939,453.95)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(136,565.89)

59	Ending Net Pool Balance		148,510,777.55
60	Yield Supplement Overcollateralization Amount		4,666,247.32

61	Adjusted Pool Balance		143,844,530.23
62	Less: Adjusted Pool Balance - End of Collection Period			143,844,530.23

63	Calculated Principal Distribution Amount			12,298,050.25

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)			13,155,840.26
65	Less: Prior Advance Reimbursement (Item 33)			—
66	Less: Servicing Fees Paid (Item 34)			134,475.60
67	Less: Interest Paid to Noteholders (Item 35)			112,587.60
68	Less: Calculated Principal Distribution (Item 63)			12,298,050.25

69	Equals: Remaining Available Funds before Servicer Advance			610,726.81
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			610,726.81
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			12,298,050.25

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance			—
77	Less: Prior Advance Reimbursement			—
78	Plus: Additional Servicer Advances for Current Period			—

79	Ending Balance of Servicer Advance			—

F. RESERVE ACCOUNT
	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $6,443,299.32, and (b) the aggregate note balance)			6,443,299.32
81	Initial Reserve Account Balance			1,288,659.86
82	Beginning Reserve Account Balance			6,443,299.32
83	Plus: Net Investment Income for the Collection Period			518.26

84	Subtotal: Reserve Fund Available for Distribution			6,443,817.58
85	Plus: Deposit of Excess Available Funds (Item 37)			—
86	Less: Reserve Account Draw Amount (Item 74)			—

87	Subtotal Reserve Account Balance			6,443,817.58
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			518.26

89	Equals: Ending Reserve Account Balance			6,443,299.32

90	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G. POOL STATISTICS
		Collateral Pool Balance Data:	Initial	Current
91		Net Pool Balance	1,351,498,766	148,510,778
92		Number of Current Contracts	56,817	22,619
93		Weighted Average Loan Rate	3.15%	3.00%
94		Average Remaining Term	57.9	17.9
95		Average Original Term	62.5	65.4
96		Monthly Prepayment Rate		1.23%

				Outstanding
		Net Credit Loss and Repossession Activity:	Units	Principal Balance
97		Aggregate Outstanding Principal Balance of Charged Off Receivables	13	136,565.89
98		Liquidation Proceeds on Related Vehicles		—
99		Recoveries Received on Receivables Previously Charged Off		59,379.86

100		Net Principal Losses for Current Collection Period	13	77,186.03

101		Beginning Net Principal Losses	819	8,100,422.07
102		Net Principal Losses for Current Collection Period	13	77,186.03

103		Cumulative Net Principal Losses	832	8,177,608.10

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,351,498,765.89)			0.61%

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance
105	Current	98.04%	22,303	145,592,930.58
106	31 - 60 Days Delinquent	1.72%	281	2,556,030.69
107	61 - 90 Days Delinquent	0.24%	35	361,816.28

108	Total	100.00%	22,619	148,510,777.55

Summary of Material Modifications, Extensions or Waivers
None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants
None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
None in the current month